ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	$ 29,775		$ 32,623		$ 29,853		$ 34,016
Other comprehensive income (loss)	694		(99)		940		(239)
Other items	6	[1],[2]	(610)	[3],[4]	6	[5]	(606)	[6],[7]
Ending balance	29,649		30,109		$ 29,649		30,109
Document Type					6-K
Limited Partners | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					$ 778		676
Other comprehensive income (loss)					145		(58)
Other items					(46)
Ending balance	877		618		877		618
Limited Partners | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1,167		903
Other comprehensive income (loss)					1		(3)
Other items					(41)
Ending balance	1,127		900		1,127		900
Limited Partners | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(1,934)		(1,515)
Other comprehensive income (loss)					515		(185)
Other items					6
Ending balance	(1,413)		(1,700)		(1,413)		(1,700)
Limited Partners | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					124		101
Other comprehensive income (loss)					(109)		10
Other items					(1)
Ending balance	14		111		14		111
Limited Partners | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					53		36
Other comprehensive income (loss)					(13)		44
Other items					0
Ending balance	40		80		40		80
Limited Partners | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					122		122
Other comprehensive income (loss)					0		0
Other items					0
Ending balance	122		122		122		122
Limited Partners | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					5		(1)
Other comprehensive income (loss)					0		2
Other items					0
Ending balance	5		1		5		1
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1,241		1,030
Other comprehensive income (loss)					(249)		74
Other items					(10)
Ending balance	982		1,104		982		1,104
General partner
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	26		28		27		28
Other items	(2)	[1],[2]			(2)	[5],[8]
Ending balance	23		27		23		27
General partner | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					5		4
Other comprehensive income (loss)					0		0
Other items					(1)
Ending balance	4		4		4		4
General partner | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					6		5
Other comprehensive income (loss)					0		0
Ending balance	6		5		6		5
General partner | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(11)		(9)
Other comprehensive income (loss)					1		0
Other items					1
Ending balance	(9)		(9)		(9)		(9)
General partner | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					0		0
Ending balance	1		1		1		1
General partner | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Ending balance	0		0		0		0
General partner | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					0		0
Ending balance	1		1		1		1
General partner | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Ending balance	0		0		0		0
General partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					8		6
Other comprehensive income (loss)					(1)		0
Other items					(2)
Ending balance	5		6		5		6
Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,876		2,122		1,926		2,190
Other comprehensive income (loss)	35		(14)		59		(24)
Other items	8	[1],[2]	1	[3],[4]	8	[5],[8]	2	[6],[7]
Ending balance	1,830		2,011		1,830		2,011
Redeemable Partnership Units held by Brookfield | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					319		277
Other comprehensive income (loss)					59		(24)
Other items					(18)
Ending balance	360		253		360		253
Redeemable Partnership Units held by Brookfield | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					481		372
Other comprehensive income (loss)					0		(1)
Other items					(17)
Ending balance	464		371		464		371
Redeemable Partnership Units held by Brookfield | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(797)		(624)
Other comprehensive income (loss)					210		(74)
Other items					3
Ending balance	(584)		(698)		(584)		(698)
Redeemable Partnership Units held by Brookfield | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					50		41
Other comprehensive income (loss)					(45)		4
Other items					1
Ending balance	6		45		6		45
Redeemable Partnership Units held by Brookfield | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					22		15
Other comprehensive income (loss)					(5)		18
Other items					0
Ending balance	17		33		17		33
Redeemable Partnership Units held by Brookfield | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					50		50
Other comprehensive income (loss)					0		0
Other items					0
Ending balance	50		50		50		50
Redeemable Partnership Units held by Brookfield | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					3		0
Other comprehensive income (loss)					0		1
Other items					(1)
Ending balance	2		1		2		1
Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					510		423
Other comprehensive income (loss)					(101)		28
Other items					(4)
Ending balance	405		451		405		451
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					223		195
Other comprehensive income (loss)					42		(17)
Other items					(13)
Ending balance	252		178		252		178
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					332		257
Other comprehensive income (loss)					0		(1)
Other items					(9)
Ending balance	323		256		323		256
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(544)		(424)
Other comprehensive income (loss)					148		(53)
Other items					(8)
Ending balance	(404)		(477)		(404)		(477)
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					36		29
Other comprehensive income (loss)					(32)		3
Other items					0
Ending balance	4		32		4		32
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					15		10
Other comprehensive income (loss)					(4)		13
Other items					0
Ending balance	11		23		11		23
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					35		35
Other comprehensive income (loss)					0		0
Other items					0
Ending balance	35		35		35		35
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		(1)
Other comprehensive income (loss)					0		1
Other items					1
Ending balance	2		0		2		0
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					348		289
Other comprehensive income (loss)					(70)		20
Other items					3
Ending balance	281		309		281		309
Non-controlling interest - exchange LP units, equity | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					10		9
Other comprehensive income (loss)					2		0
Other items					0
Ending balance	12		9		12		9
Non-controlling interest - exchange LP units, equity | Revaluation surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					15		12
Other comprehensive income (loss)					0		0
Other items					(1)
Ending balance	14		12		14		12
Non-controlling interest - exchange LP units, equity | Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					(22)		(18)
Other comprehensive income (loss)					5		(1)
Other items					1
Ending balance	(16)		(19)		(16)		(19)
Non-controlling interest - exchange LP units, equity | Net investment hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					(1)		0
Other items					0
Ending balance	0		1		0		1
Non-controlling interest - exchange LP units, equity | Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Other items					1
Ending balance	1		0		1		0
Non-controlling interest - exchange LP units, equity | Marketable securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					1		1
Other comprehensive income (loss)					0		0
Other items					0
Ending balance	1		1		1		1
Non-controlling interest - exchange LP units, equity | Unrealized actuarial (losses) gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					0		0
Other comprehensive income (loss)					0		0
Other items					0
Ending balance	0		0		0		0
Non-controlling interest - exchange LP units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					15		13
Other comprehensive income (loss)					(2)		1
Other items					(1)
Ending balance	$ 12		$ 14		$ 12		$ 14

[1]	5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[2]	Refer to Note 16, Partnership Capital.
[3]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.
[4]	Refer to Note 16, Partnership Capital.
[5]	Refer to Note 16, Partnership Capital.
[6]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.
[7]	Refer to Note 16, Partnership Capital.
[8]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).